(30) RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions Tables
Schedule of transactions between related parties

	ASSETS		LIABILITIES		INCOME			EXPENSES
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	2017	2016	2015	2017	2016	2015

Advances
BAESA – Energética Barra Grande S.A.	-	-	691	726	-	-	-	-	-	-
Foz do Chapecó Energia S.A.	-	-	979	1,025	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	-	-	1,212	1,269	-	-	-	-	-	-
EPASA - Centrais Elétricas da Paraiba	-	-	440	462	-	-	-	-	-	-

Energy purchases and sales, and charges
Entities under common control (Subsidiaries of State Grid Corporation of China)*	-	-	13,330	-	-	-	-	91,302	-	-
BAESA – Energética Barra Grande S.A.	-	-	13,169	5,642	-	-	6,080	80,362	60,765	111,541
Foz do Chapecó Energia S.A.	-	-	37,415	35,018	-	215	4,996	381,193	358,272	330,675
ENERCAN - Campos Novos Energia S.A.	823	387	51,381	50,526	8,763	3,684	23,283	281,530	269,480	244,102
EPASA - Centrais Elétricas da Paraiba	-	-	19,458	12,418	-	-	15,243	137,376	91,010	168,187

Intangible assets, property, plant and equipment, materials and services rendered
BAESA – Energética Barra Grande S.A.	153	56	-	-	1,582	521	1,354	-	-	-
Foz do Chapecó Energia S.A.	2	104	-	-	1,726	1,424	1,483	-	-	-
ENERCAN - Campos Novos Energia S.A.	152	74	-	-	1,665	1,826	1,354	-	-	-
EPASA - Centrais Elétricas da Paraíba S.A.	416	1,599	-	-	(469)	488	720	-	-	-

Intragroup loans
EPASA - Centrais Elétricas da Paraíba S.A.	-	38,078	-	-	327	4,379	14,123	-	-	-
Noncontrolling shareholders - CPFL Renováveis	8,612	9,067	-	-	(253)	1,039	1,475	-	-	-

Dividend and interest on own capital
BAESA – Energética Barra Grande S.A.	108	89	-	-	-	-	-	-	-	-
Chapecoense Geração S.A.	32,734	29,329	-	-	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	21,184	40,983	-	-	-	-	-	-	-	-

Others
Instituto CPFL	-	-	-	-	-	-	-	3,613	-	-

	ASSETS	LIABILITIES	INCOME		EXPENSES
	Dec. 31, 2016	Dec. 31, 2016	2016	2015	2016	2015
Bank balances and short-term investments
Banco Bradesco S.A.(***)	-	-	-	351,086	-	312
Banco do Brasil S.A.	48,985	-	4,113	28,466	5	4

Borrowings (**), debentures (**) and derivatives (**)
Banco Bradesco S.A.(***)	-	-	-	-	-	85,505
Banco do Brasil S.A.	-	4,257,562	800	-	463,949	459,889
Banco BNP Paribas Brasil S.A	5,126	-	-	-	67,196	8,978

Other financial transactions
Banco Bradesco S.A.(***)	-	-	-	166	-	4,174
Banco do Brasil S.A.	-	962	234	80	6,408	5,941

Energy purchases and sales, and charges
AES Tiete S.A. (****)	-	-	2	-	14,498	-
Afluente Transmissão de Energia Elétrica S.A.	-	53	-	-	1,212	1,426
Aliança Geração de Energia S.A	-	1,183	4	1	49,944	34,063
Alpargatas S.A. (****)		-	2,954	-	-	-
Arizona 1 Energia Renovável S.A	-	-	-	-	967	883
Baguari I Geração de Energia Elétrica S.A.	-	6	-	-	294	268
BRF Brasil Foods	-	-	20,190	-	-	-
Caetite 2 Energia Renovável S.A.	-	-	-	-	889	810
Caetité 3 Energia Renovável S.A.	-	-	-	-	896	817
Calango 1 Energia Renovável S.A.	-	-	-	-	1,073	977
Calango 2 Energia Renovável S.A.	-	-	-	-	916	834
Calango 3 Energia Renovável S.A.	-	-	-	-	1,072	977
Calango 4 Energia Renovável S.A.	-	-	-	-	995	907
Calango 5 Energia Renovável S.A.	-	-	-	-	1,054	963
Companhia de Eletricidade do Estado da Bahia – COELBA	743	121	19,296	14,491	121	46
Companhia Energética de Pernambuco - CELPE	692	20	9,829	7,062	250	206
Companhia Energética do Rio Grande do Norte - COSERN	267	-	3,128	2,580	-	-
Companhia Hidrelétrica Teles Pires S.A.	-	1,416	57	17	53,710	29,915
ELEB Equipamentos Ltda	-	-	-	4,036	-	-
Embraer	-	-	6,938	26,615	-	-
Energética Águas da Pedra S.A.	-	112	6	2	4,716	4,260
Estaleiro Atlântico Sul S.A.	-	-	7,978	19,026	-	-
Goiás Sul Geração de Enegia S.A.	-	-	-	-	181	166
InterCement Brasil S.A	-	-	2	1	-	-
Itapebi Geração de Energia S.A	-	-	3	1	-	-
Mel 2 Energia Renovável S.A.	-	-	-	-	718	632
NC ENERGIA S.A.	451	2	28,298	5,336	6	-
Norte Energia S.A.	1	4,585	17	1	61,240	-
Rio PCH I S.A.	-	209	-	-	8,865	8,004
Samarco Mineração S.A.	-	-	2	1	-	-
Santista Jeanswear S/A	-	-	13,600	4,491	-	-
Santista Work Solution S/A	-	-	2,224	-	-	-
SE Narandiba S.A.	-	2	-	-	152	166
Serra do Facão Energia S.A. - SEFAC	-	557	-	-	23,153	20,916
Termopernambuco S.A.	-	-	5	3	-	-
ThyssenKrupp Companhia Siderúrgica do Atlântico	-	-	25,268	37,238	7,683	6,965
Tupy	-	-	-	-	27,127	-
Vale Energia S.A.	8,680	-	102,069	92,353	216	695

Intangible assets, property, plant and equipment, materials and services rendered
Alpargatas S.A. (***)	168	-	2,310	-	-	-
Afluente Transmissão de Energia Elétrica S.A.	-	-	-	-	5	-
Banco Bradesco S.A.(***)	-	-	-	-	-	19
Banco do Brasil S A	-	-	-	-	6	170
Brasil veículos Companhia de Seguros	-	-	2	-	-	-
BRF Brasil Foods	-	-	1,250	-	-	-
Companhia de Saneamento Básico do Estado de São Paulo - SABESP	4	42	170	1,034	94	31
Companhia Brasileira de Soluções e Serviços CBSS - Alelo (***)	-	-	-	-	-	576
Companhia de Eletricidade do Estado da Bahia – COELBA	-	-	-	-	-	50
Concessionária Auto Raposo Tavares S.A. - CART	-	-		-	15	-
Concessionária de Rodovias do Oeste de São Paulo – ViaOeste S.A.	-	-	-	-	6	-
Concessionária do Sistema Anhanguera - Bandeirante S.A.	86	-	-	-	10	9
Estaleiro Atlântico Sul S.A.	-	-	9	-	-	-
Ferrovia Centro-Atlântica S.A.	-	-	-	-	24	22
HM 02 Empreendimento Imobiliário SPE Ltda.	-	-	45	-	-	-
HM Engenharia e Construções S.A.	-	-	-	272	-	-
Indústrias Romi S.A.	4	-	51	68	-	-
InterCement Brasil S.A	-	-	43	26	-	-
Oi Móvel S.A (***)	-	-	-	-	302	-
Logum Logística S.A.	26	-	730	55	-	-
LUPATECH	-	-	-	-	-	2
Mapfre Seguros Gerais S.A. (***)	-	-	-	4	-	1
NC Energia S.A.	-	-	17	-	-	-
Renovias Concessionária S.A.	-	-	-	-	17	-
Rodovias Integradas do Oeste S.A.	-		-	-	3	-
SAMM - Sociedade de Atividades em Multimídia Ltda.	-	-	1,410	1,463
Santista Jeanswear S/A	-		1	21	-	-
Tim Celular S.A. (***)	6	89	2,008	-	12	-
TOTVS S.A.		2	2	-	32	44
Ultrafértil S.A	-		14	868	-	-
Vale Energia S.A.	-		331	-	-	-
Vale S.A.	-	-	-	-	11	-
Vale Fertilizantes S.A	-		-	45	-	-

(**) The balances include the mark to market adjustments
(***) Related party until December 2015
(****) Related party from January 2016